CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,482,999,434	1,478,429,243
Ordinary shares, outstanding	1,379,762,263	1,469,414,231
Treasury shares, shares	103,237,171	9,015,012